Stock Award Plans and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock Award Plans and Share-Based Compensation [Abstract]
Schedule of Stock Option Activity

See below for a summary of the stock options granted under the 2016 Plan:

	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	24,143	$0.6132	3	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(3,262)	0.6132	2	—
Forfeitures	—	—	—	—
Outstanding at December 31, 2024	20,881	$0.6132	2	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeitures	—	—	—	—
Outstanding at December 31, 2025	20,881	$0.6132	1	$—
Vested and exercisable at December 31, 2025	20,881	$0.6132	1	$—